LONG-TERM DEBT AND FINANCING - Finance costs (Details) - CAD ($) $ in Thousands		3 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Borrowings:
Finance costs		$ 12,913	$ 21,853
DIP Facility
Borrowings:
Finance costs	[1]	7,100
Filter Group financing
Borrowings:
Finance costs	[2]	96	206
Credit facility
Borrowings:
Finance costs	[3]	5,717	5,135
Term loan
Borrowings:
Finance costs	[4]		9,264
6.75% $100M convertible debentures
Borrowings:
Finance costs	[5]		2,408
Face amount		100,000	100,000
6.75% $160M convertible debentures
Borrowings:
Finance costs	[6]		3,496
Face amount		$ 160,000	160,000
6.5% convertible bonds
Borrowings:
Finance costs	[7]		275
Supplier finance and others
Borrowings:
Finance costs			$ 1,069

[1]	For the three months
[2]	Filter Group has a $3.8 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment that matures no later than October 2023 with HTC and bears interest at 8.99% per annum. Principal and interest are payable monthly. Filter Group did not file under the CCAA and accordingly, the stay does not apply to Filter Group and any amounts outstanding under the loan payable to Home Trust Company.
[3]	On March 18, 2021, Just Energy Ontario L.P, Just Energy (U.S.) Corp. and Just Energy Group Inc. entered into an Accommodation and Support Agreement (the “Lender Support Agreement”) with the lenders under the Credit Facility. Under the Lender Support Agreement, the lenders agreed to allow issuance or renewals of Letters of Credit under the Credit Facility during the pendency of the CCAA proceedings within certain restrictions. In return, the Company has agreed to continue paying interest and fees at the non-default rate on the outstanding advances and Letters of Credit under the Credit Facility. The amount of Letters of Credit that may be issued is limited to the lesser of $46.1 million (excluding the Letters of Credit guaranteed by Export Development Canada under its Account Performance Security Guarantee Program), plus any amount the Company has repaid and $125 million. As at June 30, 2021, the Company had repaid $62.0 million and had a total of $98.8 million of letters of Credit outstanding.
[4]	As part of the September 2020 Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the Term Loan and 786,982 common shares. At the time of the September 2020 Recapitalization, the 8.75% loan had USD $207.0 million outstanding plus accrued interest.
[5]	As part of the September 2020 Recapitalization, the 6.75% $100M convertible debentures were exchanged for 3,592,069 common shares along with its pro-rata share of the Note Indenture and the payment of accrued interest.
[6]	As part of the September 2020 Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the Note Indenture and the payment of accrued interest.
[7]	As part of the September 2020 Recapitalization, the 6.5% convertible bonds were exchanged for its pro-rata share of the Term Loan and 35,737 common shares. At the time of the September 2020 Recapitalization, $9.2 million of the 6.5% convertible bonds were outstanding plus accrued interest.